Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	95-3630868
Plan number	004
EBP, Asset Held for Investment	$ 85,044,000
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%	9.50%
Notes Receivable from Participants
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, current value	$ 85,044,000
Notes Receivable from Participants | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Notes Receivable from Participants | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%